Income Taxes - Summary of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current income taxes	₩ 1,577,581	₩ 864,143	₩ 699,269
Deferred income tax due to temporary differences	(38,851)	300,037	(209,706)
Items recorded directly in equity	144,900	21,560	(110,019)
Income tax expense	₩ 1,683,630	₩ 1,185,740	₩ 379,544